Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total		Equity attributable to equity holders of Shinhan Financial Group Co., Ltd.	Common Stock	Hybrid Bonds	Capital Surplus	Capital Adjustments	Accumulated Other Comprehensive Income	Retained Earnings	Non Controlling Interest
Beginning Balance at Dec. 31, 2014	₩ 30,514,908		₩ 29,184,099	₩ 2,645,053	₩ 537,443	₩ 9,887,335	₩ (393,405)	₩ 637,894	₩ 15,869,779	₩ 1,330,809
Total comprehensive income for the year:
Profit for the year	2,445,958		2,367,171	0	0	0	0	0	2,367,171	78,787
Other comprehensive income (loss), net of income tax:
Foreign currency translation adjustments	(6,469)		(5,630)	0	0	0	0	(5,630)	0	(839)
Net change in unrealized fair value of available-for-sale financial assets	(265,990)		(265,910)	0	0	0	0	(265,910)	0	(80)
Equity in other comprehensive income of associates	11,624		11,624	0	0	0	0	11,624	0	0
Net change in unrealized fair value of cash flow hedges	2,932		2,932	0	0	0	0	2,932	0	0
Other comprehensive income of separate account	3,092		3,092	0	0	0	0	3,092	0	0
Remeasurements of defined benefit plans	(81,813)		(79,231)	0	0	0	0	(79,231)	0	(2,582)
Total other comprehensive income (loss)	(336,624)		(333,123)	0	0	0	0	(333,123)	0	(3,501)
Total comprehensive income for the year	2,109,334		2,034,048	0	0	0	0	(333,123)	2,367,171	75,286
Other changes in equity:
Dividends	(512,428)		(512,428)	0	0	0	0	0	(512,428)	0
Dividends to hybrid bonds	(34,488)	[1]	(34,488)	0	0	0	0	0	(34,488)	0
Issuance of hybrid bonds	199,455		199,455	0	199,455	0	0	0	0	0
Redemption of hybrid bonds	0		0	0	0	0	0	0	0	0
Redemption of preferred stock	0		0	0	0	0	0	0	0	0
Change in other capital adjustments	(31,031)		(31,031)	0	0	0	(30,131)	0	(900)	0
Change in other retained earnings	0		0	0	0	0	0	0	0	0
Redemption of subsidiary’s hybrid bond and other change in non-controlling interests	(432,694)		0	0	0	0	0	0	0	(432,694)
Other changes in equity	(811,186)		(378,492)	0	199,455	0	(30,131)	0	(547,816)	(432,694)
Ending Balance at Dec. 31, 2015	31,813,056		30,839,655	2,645,053	736,898	9,887,335	(423,536)	304,771	17,689,134	973,401
Total comprehensive income for the year:
Profit for the year	2,824,919		2,774,778	0	0	0	0	0	2,774,778	50,141
Other comprehensive income (loss), net of income tax:
Foreign currency translation adjustments	12,103		12,012	0	0	0	0	12,012	0	91
Net change in unrealized fair value of available-for-sale financial assets	(433,657)		(432,530)	0	0	0	0	(432,530)	0	(1,127)
Equity in other comprehensive income of associates	2,689		2,689	0	0	0	0	2,689	0	0
Net change in unrealized fair value of cash flow hedges	(1,262)		(1,262)	0	0	0	0	(1,262)	0	0
Other comprehensive income of separate account	(4,330)		(4,330)	0	0	0	0	(4,330)	0	0
Remeasurements of defined benefit plans	15,307		15,705	0	0	0	0	15,705	0	(398)
Total other comprehensive income (loss)	(409,150)		(407,716)	0	0	0	0	(407,716)	0	(1,434)
Total comprehensive income for the year	2,415,769		2,367,062	0	0	0	0	(407,716)	2,774,778	48,707
Other changes in equity:
Dividends	(630,978)		(630,978)	0	0	0	0	0	(630,978)	0
Dividends to hybrid bonds	(36,091)	[1]	(36,091)	0	0	0	0	0	(36,091)	0
Issuance of hybrid bonds	0		0	0	0	0	0	0	0	0
Redemption of hybrid bonds	(240,000)		(240,000)	0	(238,582)	0	(1,418)	0	0	0
Redemption of preferred stock	(1,125,906)		(1,125,906)	0	0	0	0	0	(1,125,906)	0
Change in other capital adjustments	(64,044)		(64,044)	0	0	0	(33,507)	362	(30,899)	0
Change in other retained earnings	0		0	0	0	0	0	0	0	0
Redemption of subsidiary’s hybrid bond and other change in non-controlling interests	(386,826)		0	0	0	0	0	0	0	(386,826)
Other changes in equity	(2,483,845)		(2,097,019)	0	(238,582)	0	(34,925)	362	(1,823,874)	(386,826)
Ending Balance at Dec. 31, 2016	31,744,980		31,109,698	2,645,053	498,316	9,887,335	(458,461)	(102,583)	18,640,038	635,282
Total comprehensive income for the year:
Profit for the year	2,948,124		2,917,735	0	0	0	0	0	2,917,735	30,389
Other comprehensive income (loss), net of income tax:
Foreign currency translation adjustments	(194,172)		(193,474)	0	0	0	0	(193,474)	0	(698)
Net change in unrealized fair value of available-for-sale financial assets	(323,127)		(322,056)	0	0	0	0	(322,056)	0	(1,071)
Equity in other comprehensive income of associates	(21,966)		(21,966)	0	0	0	0	(21,552)	(414)	0
Net change in unrealized fair value of cash flow hedges	15,904		15,904	0	0	0	0	15,904	0	0
Other comprehensive income of separate account	(9,278)		(9,278)	0	0	0	0	(9,278)	0	0
Remeasurements of defined benefit plans	103,525		103,305	0	0	0	0	103,305	0	220
Total other comprehensive income (loss)	(429,114)		(427,565)	0	0	0	0	(427,151)	(414)	(1,549)
Total comprehensive income for the year	2,519,010		2,490,170	0	0	0	0	(427,151)	2,917,321	28,840
Other changes in equity:
Dividends	(687,589)		(687,589)	0	0	0	0	0	(687,589)	0
Dividends to hybrid bonds	(17,678)	[1]	(17,678)	0	0	0	0	0	(17,678)	0
Issuance of hybrid bonds	224,466		224,466	0	224,466	0	0	0	0	0
Redemption of hybrid bonds	(300,000)		(300,000)	0	(298,861)	0	(1,139)	0	0	0
Redemption of preferred stock	0		0	0	0	0	0	0	0	0
Change in other capital adjustments	72		72	0	0	0	61,565	0	(61,493)	0
Change in other retained earnings	0		0	0	0	0	0	0	0	0
Redemption of subsidiary’s hybrid bond and other change in non-controlling interests	219,275		0	0	0	0	0	0	0	219,275
Other changes in equity	(561,454)		(780,729)	0	(74,395)	0	60,426	0	(766,760)	219,275
Ending Balance at Dec. 31, 2017	₩ 33,702,536		₩ 32,819,139	₩ 2,645,053	₩ 423,921	₩ 9,887,335	₩ (398,035)	₩ (529,734)	₩ 20,790,599	₩ 883,397

[1]	The dividends to hybrid bonds that were early redeemed during the period are included.